Income Taxes - Schedule of Components of Deferred Tax Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Schedule of Components of Deferred Tax Liabilities [Abstract]
As of December 31, 2023
Charged to consolidated statements of income during the year	156,926
As of December 31, 2024	156,926	$ 20,202
As of December 31, 2024 (US$) (in Dollars)	$ 156,926